Other financial assets and other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of other financial assets and other financial liabilities

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Other financial assets
Deposits	3,276	2,573
Investment in a related party (see Note 17)	7,500	-
	10,776	2,573
Classified as:
Non-current	10,776	2,573
Current	-	-

Other financial liabilities
Embedded Derivatives, convertible debenture	-	(4,603)
Warrant derivative liabilities valued according to Black-Scholes method	(4,432)	(128,381)
Warrant derivative liabilities valued according to Monte-Carlo method	(2,302,482)	-
	(2,306,914)	(132,984)
Classified as:
Non-current	(1,279,275)	(128,381)
Current	(1,027,638)	(4,603)